Pay vs Performance Disclosure - USD ($)	12 Months Ended
	May 31, 2023	May 31, 2022	May 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
In accordance with rules adopted by the SEC, we provide the following disclosure regarding executive compensation for our principal executive officers (“PEO”) and
Non-PEO
NEOs and Company performance for the fiscal years listed below.

	Summary Compensation Table Total for PEO		Compensation Actually Paid to PEO		Average Summary Compensation Table Total for Non-PEO NEOs (2) (d)	Average Compensation Actually Paid to Non-PEO NEOs (2)(3) (e)	Value of Initial Fixed $100 Investment Based On:		Net Income (in millions) (h)	Operating Income, Net of Certain Items (5) (in millions) (i)
Fiscal Year (a)	Gibson (1) (b)	Mucci (1) (b)	Gibson (1)(3) (c)	Mucci (1)(3) (c)			Total Shareholder Return (f)	Peer Group Total Shareholder Return (4) (g)

2023	$6,680,180	$14,442,172	$5,660,044	$(3,614,572)	$2,691,157	$1,782,985	$157.41	$121.58	$1,557	$1,933

2022	$—	$11,025,026	$—	$23,305,787	$3,257,026	$5,846,642	$180.70	$120.09	$1,393	$1,782

2021	$—	$9,627,247	$—	$21,142,733	$2,605,572	$4,992,766	$144.16	$128.92	$1,098	$1,434

(1)
Martin Mucci was PEO in fiscal 2021, 2022, and from June 1, 2022 through October 13, 2022. John B Gibson was PEO during fiscal 2023 following October 13, 2022. The amounts deducted and added in calculating Compensation Actually Paid (“CAP”) for Messrs. Gibson and Mucci are as follows:

	2023		2022	2021

	Gibson	Mucci	Mucci	Mucci
Summary Compensation Table Total	$6,680,180	$14,442,172	$11,025,026	$9,627,247
Deduction of stock awards and option awards reported in the Summary Compensation Table	(4,499,911)	(13,834,614)	(7,524,498)	(6,593,205)
Fiscal year-end value of equity awards granted during the fiscal year that remained unvested as of the last day of the fiscal year	4,462,431	168,166	11,354,810	10,612,220
Change in fair value from the last day of the prior fiscal year to the last day of the fiscal year of unvested equity awards	(733,534)	(3,045,896)	5,958,022	6,279,372
Change in fair value from the last day of the prior fiscal year to the vesting date during the fiscal year	(297,669)	(1,465,668)	2,196,647	925,937
Value of dividends or other earnings paid on equity awards not otherwise included	48,547	121,268	295,780	291,162
Compensation Actually Paid	$5,660,044	$(3,614,572)	$23,305,787	$21,142,733

(2)
For fiscal 2023, the Company’s
Non-PEO
NEOs were Efrain Rivera, Mark A. Bottini, Michael E. Gioja, and Stephanie L. Schaeffer. For fiscal 2022 and 2021, the Company’s
Non-PEO
NEOs were Efrain Rivera, John B. Gibson, Mark A. Bottini, and Michael E. Gioja. The amounts deducted and added in calculating the average CAP for these NEOs are as follows:

	2023	2022	2021

Summary Compensation Table Total	$2,691,157	$3,257,026	$2,605,572

Deduction of stock awards and option awards reported in the Summary Compensation Table	(1,506,266)	(1,831,397)	(1,418,164)

Fiscal year-end value of equity awards granted during the fiscal year that remained unvested as of the last day of the fiscal year	1,432,683	2,733,022	2,282,633

Change in fair value from the last day of the prior fiscal year to the last day of the fiscal year of unvested equity awards	(594,115)	1,226,988	1,099,982

Change in fair value from the last day of the prior fiscal year to the vesting date during the fiscal year	(269,858)	398,987	371,626

Value of dividends or other earnings paid on equity awards not otherwise included	29,384	62,016	51,117

Compensation Actually Paid	$1,782,985	$5,846,642	$4,992,766

(3)
In calculating the year-over-year change in the value of unvested option awards as well as the change in value to mid-year
vesting dates, the options’ Black-Scholes values were calculated at each measurement date in accordance with FASB ASC Topic 718. In valuing performance share awards, the fair value of unearned or earned but unvested awards was calculated based on interim or final payout factors, as of the relevant measurement date.

(4)
The Peer Group Total Shareholder Return (“TSR”) set forth in this table utilizes the Company’s peer group used for executive compensation benchmarking purposes which was also utilized in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Form
10-K
for the year ended May 31, 2023.

(5)
Operating income, net of certain items is a
non-GAAP
measure. Refer to “Paychex, Inc.
Non-GAAP
Financial Measures” in Appendix A of this proxy statement for a discussion of this non-GAAP
measure and a reconciliation to the most comparable GAAP measure of operating income.

Company Selected Measure Name	Operating income, net of certain items
Named Executive Officers, Footnote	For fiscal 2023, the Company’s
Non-PEO
NEOs were Efrain Rivera, Mark A. Bottini, Michael E. Gioja, and Stephanie L. Schaeffer. For fiscal 2022 and 2021, the Company’s
Non-PEO
	NEOs were Efrain Rivera, John B. Gibson, Mark A. Bottini, and Michael E. Gioja.
Peer Group Issuers, Footnote	The Peer Group Total Shareholder Return (“TSR”) set forth in this table utilizes the Company’s peer group used for executive compensation benchmarking purposes which was also utilized in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Form
10-K
	for the year ended May 31, 2023.
Adjustment To PEO Compensation, Footnote
(1)
Martin Mucci was PEO in fiscal 2021, 2022, and from June 1, 2022 through October 13, 2022. John B Gibson was PEO during fiscal 2023 following October 13, 2022. The amounts deducted and added in calculating Compensation Actually Paid (“CAP”) for Messrs. Gibson and Mucci are as follows:

	2023		2022	2021

	Gibson	Mucci	Mucci	Mucci
Summary Compensation Table Total	$6,680,180	$14,442,172	$11,025,026	$9,627,247
Deduction of stock awards and option awards reported in the Summary Compensation Table	(4,499,911)	(13,834,614)	(7,524,498)	(6,593,205)
Fiscal year-end value of equity awards granted during the fiscal year that remained unvested as of the last day of the fiscal year	4,462,431	168,166	11,354,810	10,612,220
Change in fair value from the last day of the prior fiscal year to the last day of the fiscal year of unvested equity awards	(733,534)	(3,045,896)	5,958,022	6,279,372
Change in fair value from the last day of the prior fiscal year to the vesting date during the fiscal year	(297,669)	(1,465,668)	2,196,647	925,937
Value of dividends or other earnings paid on equity awards not otherwise included	48,547	121,268	295,780	291,162
Compensation Actually Paid	$5,660,044	$(3,614,572)	$23,305,787	$21,142,733

Non-PEO NEO Average Total Compensation Amount	$ 2,691,157	$ 3,257,026	$ 2,605,572
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,782,985	5,846,642	4,992,766
Adjustment to Non-PEO NEO Compensation Footnote
(2)
For fiscal 2023, the Company’s
Non-PEO
NEOs were Efrain Rivera, Mark A. Bottini, Michael E. Gioja, and Stephanie L. Schaeffer. For fiscal 2022 and 2021, the Company’s
Non-PEO
NEOs were Efrain Rivera, John B. Gibson, Mark A. Bottini, and Michael E. Gioja. The amounts deducted and added in calculating the average CAP for these NEOs are as follows:

	2023	2022	2021

Summary Compensation Table Total	$2,691,157	$3,257,026	$2,605,572

Deduction of stock awards and option awards reported in the Summary Compensation Table	(1,506,266)	(1,831,397)	(1,418,164)

Fiscal year-end value of equity awards granted during the fiscal year that remained unvested as of the last day of the fiscal year	1,432,683	2,733,022	2,282,633

Change in fair value from the last day of the prior fiscal year to the last day of the fiscal year of unvested equity awards	(594,115)	1,226,988	1,099,982

Change in fair value from the last day of the prior fiscal year to the vesting date during the fiscal year	(269,858)	398,987	371,626

Value of dividends or other earnings paid on equity awards not otherwise included	29,384	62,016	51,117

Compensation Actually Paid	$1,782,985	$5,846,642	$4,992,766

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List
The following list presents the financial performance measures that the Company considers to have been the most important in linking CAP to our PEOs and
Non-PEO
NEOs for fiscal 2023 to Company performance. The measures in the table are not ranked.

•	Annualized new business revenue (1)

•	Operating income, net of certain items (2)

•	Service revenue

Total Shareholder Return Amount	$ 157.41	180.7	144.16
Peer Group Total Shareholder Return Amount	121.58	120.09	128.92
Net Income (Loss)	$ 1,557,000,000	$ 1,393,000,000	$ 1,098,000,000
Company Selected Measure Amount	1,933,000,000	1,782,000,000	1,434,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Annualized new business revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Operating income, net of certain items
Non-GAAP Measure Description	Operating income, net of certain items is a
non-GAAP
measure. Refer to “Paychex, Inc.
Non-GAAP
Financial Measures” in Appendix A of this proxy statement for a discussion of this non-GAAP
	measure and a reconciliation to the most comparable GAAP measure of operating income.
Measure:: 3
Pay vs Performance Disclosure
Name	Service revenue
Martin Mucci [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 14,442,172	$ 11,025,026	$ 9,627,247
PEO Actually Paid Compensation Amount	$ (3,614,572)	23,305,787	21,142,733
PEO Name	Martin Mucci
John B Gibson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 6,680,180
PEO Actually Paid Compensation Amount	$ 5,660,044
PEO Name	John B Gibson
PEO | Martin Mucci [Member] | Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (13,834,614)	(7,524,498)	(6,593,205)
PEO | Martin Mucci [Member] | Fiscal Year End Value Of Equity Awards Granted During The Fiscal Year That Remained Unvested As Of The Last Day Of The Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	168,166	11,354,810	10,612,220
PEO | Martin Mucci [Member] | Change In Fair Value From The Last Day Of The Prior Fiscal Year To The Last Day Of The Fiscal Year Of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,045,896)	5,958,022	6,279,372
PEO | Martin Mucci [Member] | Change In Fair Value From The Last Day Of The Prior Fiscal Year To The Vesting Date During The Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,465,668)	2,196,647	925,937
PEO | Martin Mucci [Member] | Value Of Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Included [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	121,268	295,780	291,162
PEO | John B Gibson [Member] | Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,499,911)
PEO | John B Gibson [Member] | Fiscal Year End Value Of Equity Awards Granted During The Fiscal Year That Remained Unvested As Of The Last Day Of The Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,462,431
PEO | John B Gibson [Member] | Change In Fair Value From The Last Day Of The Prior Fiscal Year To The Last Day Of The Fiscal Year Of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(733,534)
PEO | John B Gibson [Member] | Change In Fair Value From The Last Day Of The Prior Fiscal Year To The Vesting Date During The Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(297,669)
PEO | John B Gibson [Member] | Value Of Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Included [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	48,547
Non-PEO NEO | Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,506,266)	(1,831,397)	(1,418,164)
Non-PEO NEO | Fiscal Year End Value Of Equity Awards Granted During The Fiscal Year That Remained Unvested As Of The Last Day Of The Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,432,683	2,733,022	2,282,633
Non-PEO NEO | Change In Fair Value From The Last Day Of The Prior Fiscal Year To The Last Day Of The Fiscal Year Of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(594,115)	1,226,988	1,099,982
Non-PEO NEO | Change In Fair Value From The Last Day Of The Prior Fiscal Year To The Vesting Date During The Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(269,858)	398,987	371,626
Non-PEO NEO | Value Of Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Included [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 29,384	$ 62,016	$ 51,117